INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jan. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES

	July 31, 2024	January 31, 2024
Tax expense (benefit) at the statutory rate	$(316,407)	$(285,980)
State income taxes, net of federal income tax benefit	(75,335)	(68,090)
Change in valuation allowance	391,742	354,070
Total	$-	$-

	January 31, 2024	January 31, 2023
Tax expense (benefit) at the statutory rate	$(285,980)	$(321,337)
State income taxes, net of federal income tax benefit	(68,090)	(76,509)
Change in valuation allowance	354,070	397,846
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at July 31, 2024 and January 31, 2024 are as follows:

	July 31, 2024	January 31, 2024
Deferred tax assets:
Net operating loss carryforward	$1,143,658	$751,916
Timing differences	-	-
Total gross deferred tax assets	1,143,658	751,916
Less: Deferred tax asset valuation allowance	(1,143,658)	(751,916)
Total net deferred taxes	$-	$-

The tax effect of significant components of the Company’s deferred tax assets and liabilities at January 31, 2024 and 2023 are as follows:

	January 31, 2024	January 31, 2023
Deferred tax assets:
Net operating loss carryforward	$751,916	$397,846
Timing differences	-	-
Total gross deferred tax assets	751,916	397,846
Less: Deferred tax asset valuation allowance	(751,916)	(397,846)
Total net deferred taxes	$-	$-